Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	207,172	637,611	632,610	1,313,510	1,496,725	3,518,527
Professional Fees	87,220	33,179	317,134	259,702	326,982	397,727
Officer’s Salary	168,770	162,498	518,423	494,090	734,427	516,332
Rent - Related Party				3,683	3,683	13,092
Research and Development	62,118	39,254	139,491	171,748	197,745	88,470
Total Operating Expenses	525,280	872,542	1,607,658	2,242,733	2,759,562	4,534,148
Loss from Operations	(525,280)	(872,542)	(1,607,658)	(2,242,733)	(2,759,562)	(4,534,148)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)				90,100	90,100
Net change in unrealized depreciation on investment in gold bullion	(34,053)	(37,702)	(39,454)	(37,702)	(13,004)
Interest expense	(74,747)	(188,416)	(535,078)	(518,294)	(660,419)	(386,624)
Amortization of original issue discount	(176,276)	(2,088,487)	(712,977)	(4,172,955)	(4,702,918)	(50,505)
Total Other Income/(Expenses)	(285,076)	(2,314,605)	(1,287,509)	(4,638,851)	(5,286,241)	(437,129)
Net (Loss) before Provision for Income Taxes	(810,356)	(3,187,147)	(2,895,167)	(6,881,584)	(8,045,803)	(4,971,277)
Provision for Income Taxes
Net (Loss)	$ (810,356)	$ (3,187,147)	$ (2,895,167)	$ (6,881,584)	$ (8,045,803)	$ (4,971,277)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding during the period - Basic and Diluted	976,587,869	879,561,355	960,027,786	865,640,011	877,612,187	848,651,465